UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2015 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 142.93%
Corporate-Backed Revenue Bonds – 6.76%
Cloquet Pollution Control
Revenue
(Potlatch Project) 5.90%
10/1/26	5,500,000	$5,505,060
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	3,293,413
St. Paul Port Authority
Revenue
(Gerdau St. Paul Steel Mill
Project) Series 7 4.50%
10/1/37 (AMT)	2,705,000	2,607,863
		11,406,336
Education Revenue Bonds – 19.36%
Baytown Township Lease
Revenue
(St. Croix Preparatory
Academy) 5.75% 8/1/42	300,000	303,882
Brooklyn Park Charter School
Lease
(Prairie Seeds Academy
Project)
Series A 5.00% 3/1/34	990,000	991,435
Series A 5.00% 3/1/39	170,000	166,522
Cologne Charter School Lease
Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	286,324
Series A 5.00% 7/1/45	445,000	456,450
County of Rice Mn
REF-SHATTUCK-ST MARYS
SCHOOL-S 5.00% 8/1/22	1,250,000	1,290,575
Deephaven Charter School
(Eagle Ridge Academy
Project) Series A 5.50%
7/1/43	500,000	531,425
Forest Lake Minnesota
Charter School Revenue
(Lake International
Language Academy)
5.75% 8/1/44	705,000	768,161
Hugo Charter School Lease
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	270,025
Series A 5.00% 7/1/44	775,000	809,433
Minneapolis Student Housing
Revenue
(Riverton Community
Housing Project)
5.25% 8/1/39	205,000	208,846
5.50% 8/1/49	990,000	1,015,225
Minnesota Higher Education
Facilities Authority Revenue
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,083,090
Series D 5.00% 3/1/30	1,120,000	1,245,160
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	321,354
Series 7-M 5.125%
3/1/36	275,000	293,595
(St. Catherine University)
Series 7-Q 5.00%
10/1/32	700,000	745,920
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,074,440
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,387,407
Series 7-A 5.00%
10/1/39	1,000,000	1,097,600
Series 7-U 5.00% 4/1/22	750,000	877,770
Otsego Charter School
(Kaleidoscope Charter
School)
Series A 5.00% 9/1/34	335,000	344,156
Series A 5.00% 9/1/44	700,000	707,133
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Nova Classical Academy)
Series A 6.375% 9/1/31	750,000	850,643
St. Paul Housing &
Redevelopment Authority
Revenue
(Academia Cesar Chavez
School Project) Series A
5.25% 7/1/50	880,000	830,386
University of Minnesota
Series A 5.25% 12/1/28	500,000	584,830
Series A 5.25% 4/1/29	1,000,000	1,128,810
Series C 5.00% 12/1/19	1,290,000	1,477,373
Series D 5.00% 12/1/27	1,110,000	1,278,232
Series D 5.00% 12/1/28	1,880,000	2,154,010
Series D 5.00% 12/1/29	2,265,000	2,585,883

(continues)     NQ-OVJ [6/15] 8/15 (15007) 1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series D 5.00% 12/1/31	1,000,000	$1,134,080
Series D 5.00% 12/1/36	3,000,000	3,359,070
		32,659,245
Electric Revenue Bonds – 9.55%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,240,209
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,082,330
Chaska Electric Revenue
(Generating Facilities)
Series A 5.25% 10/1/25	250,000	253,120
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	591,445
5.00% 10/1/26	500,000	584,325
5.00% 10/1/27	320,000	370,870
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	114,504
Series A 5.00% 1/1/30	340,000	380,052
Rochester Electric Utility
Revenue
Series B 5.00% 12/1/30	1,300,000	1,492,153
Series B 5.00% 12/1/43	1,000,000	1,113,170
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.25% 1/1/30	1,030,000	1,135,348
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	3,516,900
Series A 5.00% 1/1/26	1,000,000	1,160,420
Series A 5.00% 1/1/33	1,000,000	1,134,660
Series A 5.00% 1/1/40	750,000	837,967
Series A 5.00% 1/1/46	1,000,000	1,103,300
		16,110,773
Healthcare Revenue Bonds – 35.49%
Anoka Health Care Facilities
Revenue
5.375% 11/1/34	610,000	632,960
Anoka Health Care Facilities
Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/46	1,200,000	1,284,672
Center City Health Care
Facilities Revenue
(Hazelden Betty Ford
Foundation Project)
5.00% 11/1/27	500,000	572,330
5.00% 11/1/29	300,000	339,777
(Hazelden Foundation
Project)
4.75% 11/1/31	850,000	881,441
5.00% 11/1/41	1,600,000	1,680,256
City of Hayward
(American Baptist Homes
Midwest) 5.75% 2/1/44	500,000	516,215
Cloquet Housing Facilities
Revenue
(HADC Cloquet Project)
Series A 5.00% 8/1/48	500,000	503,030
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	282,125
Series A 5.00% 4/1/40	270,000	271,704
Duluth Economic
Development Authority
(St. Luke’s Hospital
Authority Obligation
Group)
5.75% 6/15/32	1,400,000	1,540,812
6.00% 6/15/39	1,000,000	1,105,710
Fergus Falls Health Care
Facilities Revenue
(Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,019,190
Hayward Health Care
Facilities Revenue
(St. John’s Lutheran Home
of Albert Lea)
5.375% 10/1/44	680,000	680,306
Maple Grove Health Care
System Revenue
(Maple Grove Hospital)
5.25% 5/1/37	1,100,000	1,148,664

2 NQ-OVJ [6/15] 8/15 (15007)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 6.375%
11/15/23	1,105,000	$1,272,142
Series A 6.625%
11/15/28	1,150,000	1,329,665
Series B 6.50% 11/15/38
(ASSURED GTY)	2,295,000	2,645,515
Series D 5.00% 11/15/34
(AMBAC)	2,000,000	2,015,520
Minneapolis Revenue
(National Marrow Donor
Program Project)
Series NMDP 4.875%
8/1/25	1,000,000	1,028,480
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	220,000	219,151
5.25% 11/1/45	850,000	850,748
5.375% 11/1/50	200,000	199,042
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Children’s Health Care
Facilities) Series A1 5.00%
8/15/34 (AGM)	500,000	548,405
Minnesota Agricultural &
Economic Development
Board Revenue
(Healthcare System)
Series A 5.75% 11/15/26
(NATL-RE)	100,000	100,212
(Healthcare System)
Unrefunded Balance
Series A 6.375%
11/15/29	195,000	195,864
Rochester Health Care &
Housing Revenue
(Samaritan Bethany)
Series A 7.375% 12/1/41	1,220,000	1,360,898
(The Homestead at
Rochester Project) Series A
6.875% 12/1/48	1,220,000	1,367,571
Rochester Health Care
Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,860,000	4,932,851
Rochester Health Care
Facilities Revenue
Series C 4.50%
11/15/38 ●	1,750,000	2,015,440
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
5.25% 9/1/30	1,000,000	1,047,020
Series A 5.30% 9/1/37	600,000	624,066
Shakopee Health Care
Facilities Revenue
(St. Francis Regional
Medical Center)
4.00% 9/1/31	205,000	208,061
5.00% 9/1/34	165,000	181,071
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
5.50% 5/1/39 (ASSURED
GTY)	1,500,000	1,632,030
Series A 5.125% 5/1/30	5,175,000	5,676,199
Series B 5.00% 5/1/24	1,400,000	1,652,602
St. Paul Housing &
Redevelopment Authority
Facility
(Healtheast Care System
Project)
5.00% 11/15/29	395,000	421,508
5.00% 11/15/30	290,000	308,456
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A 5.00% 11/15/18
(NATL-RE)	1,380,000	1,511,928
Series A-1 5.25%
11/15/29	1,395,000	1,572,918
(Health Partners Obligation
Group Project) 5.00%
7/1/32	600,000	672,444
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Carondelet Village
Project) Series A 6.00%
8/1/42	770,000	802,063

(continues)     NQ-OVJ [6/15] 8/15 (15007) 3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	$1,229,208
Series A 4.75% 11/1/31	740,000	748,998
Washington County Housing
& Redevelopment Authority
Revenue
(Birchwood & Woodbury
Projects) Series A 5.625%
6/1/37	1,500,000	1,533,900
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
Series A 5.50% 11/1/32	420,000	455,183
Series A 5.75% 11/1/39	945,000	1,018,578
Series A 6.00% 5/1/47	1,475,000	1,600,169
Winona Health Care Facilities
Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	487,441
4.75% 7/1/27	785,000	821,911
5.00% 7/1/23	1,010,000	1,052,390
5.00% 7/1/34	750,000	789,465
Woodbury Housing &
Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,272,613
		59,860,918
Housing Revenue Bonds – 3.60%
Minneapolis Multifamily
Housing Revenue
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	475,000	475,328
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	1,910,000	1,916,188
Minnesota State Housing
Finance Agency
(Residential Housing)
Series D 4.75% 7/1/32
(AMT) ●	730,000	734,292
Series I 5.15% 7/1/38
(AMT)	535,000	537,172
Minnesota State Housing
Finance Agency
Series L 5.10% 7/1/38
(AMT)	1,065,000	1,095,086
Minnesota State Housing
Finance Agency
Homeownership
(Mortgage-Backed
Securities Program) 4.40%
7/1/32 (GNMA) (FNMA)	1,235,000	1,319,807
		6,077,873
Lease Revenue Bonds – 14.97%
Minnesota State General
Fund Revenue
Appropriations
Series A 5.00% 6/1/32	780,000	883,342
Series A 5.00% 6/1/38	5,500,000	6,154,940
Series A 5.00% 6/1/43	1,750,000	1,928,867
Series B 4.00% 3/1/26	3,000,000	3,221,070
Series B 5.00% 3/1/21	1,500,000	1,762,065
Series B 5.00% 3/1/29	3,525,000	4,019,804
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,172,434
5.00% 8/1/36	4,000,000	4,463,120
Virginia Housing &
Redevelopment Authority
Health Care Facility Lease
Revenue
5.25% 10/1/25	680,000	683,359
5.375% 10/1/30	965,000	969,092
		25,258,093
Local General Obligation Bonds – 7.30%
City of Willmar
(Rice Memorial Hospital
Project) Series A 4.00%
2/1/32	2,440,000	2,526,425
Dakota County Community
Development Agency
(Senior Housing Facilities)
Series A 0.00% 1/1/23-1	1,100,000	1,100,143
Hopkins Independent School
District No. 270
Series A 5.00% 2/1/28	1,000,000	1,133,740

4 NQ-OVJ [6/15] 8/15 (15007)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Rocori Independent School
District No. 750
(School Building)
Series B 5.00% 2/1/22	1,010,000	$1,127,251
Series B 5.00% 2/1/24	1,075,000	1,199,044
Series B 5.00% 2/1/25	1,115,000	1,240,359
Series B 5.00% 2/1/26	1,155,000	1,284,857
St. Paul Independent School
District No. 625
(School Building)
Series B 5.00% 2/1/22	1,300,000	1,543,256
Series B 5.00% 2/1/26	1,000,000	1,163,800
		12,318,875
Pre-Refunded/Escrowed to Maturity Bonds – 22.28%
Dakota-Washington Counties
Housing & Redevelopment
Authority Single Family
Residential Mortgage
Revenue
(Bloomington Single Family
Residential Mortgage)
Series B 8.375% 9/1/21
(GNMA) (AMT)	7,055,000	9,528,130
Southern Minnesota
Municipal Power Agency
Revenue
Series A 5.75% 1/1/18	2,120,000	2,188,709
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health
Services)
5.75% 7/1/39-19	3,565,000	4,187,164
Series C 5.50% 7/1/23-18	1,000,000	1,131,680
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Health Partners Obligation
Group Project) 5.25%
5/15/36-16	2,000,000	2,127,720
St. Paul Housing &
Redevelopment Authority
Hospital Revenue
(Health East Project)
6.00% 11/15/30-15	775,000	791,686
6.00% 11/15/35-15	2,500,000	2,553,825
St. Paul Housing &
Redevelopment Authority
Sales Tax
(Civic Center Project)
5.55% 11/1/23	2,125,000	2,208,576
5.55% 11/1/23 (NATL-RE)
(IBC)	3,875,000	4,027,404
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,728,120
Series A 5.75% 7/1/18	1,750,000	1,991,097
University of Minnesota
Hospital & Clinics
6.75% 12/1/16	2,000,000	2,109,960
		37,574,071
Special Tax Revenue Bonds – 5.95%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	164,691
Hennepin County Sales Tax
Revenue
(Second Lien-Ballpark
Project) Series B 4.75%
12/15/27	1,905,000	2,057,629
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,192,890
Series 1 5.50% 12/1/24
(AMT)	1,000,000	1,019,820
Series 5 5.70% 12/1/27	375,000	381,345
Minnesota Public Safety Radio
5.00% 6/1/23	2,845,000	3,209,786
St. Paul Port Authority
(Brownfields
Redevelopment Tax)
Series 2 5.00% 3/1/37	895,000	944,234
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,060,982
		10,031,377
State General Obligation Bonds – 11.56%
Minnesota State
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,513,045
Series B 5.00% 10/1/29	3,315,000	3,828,792
(State Various Purpose)
Series D 5.00% 8/1/24	2,700,000	3,140,073

(continues)     NQ-OVJ [6/15] 8/15 (15007) 5

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
(Various Purposes) Series F
5.00% 10/1/22	5,000,000	$6,024,700
		19,506,610
Transportation Revenue Bonds – 4.50%
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
5.00% 1/1/21	2,600,000	3,035,526
5.00% 1/1/22	670,000	771,230
Subordinate
Series B 5.00% 1/1/26	540,000	617,080
Series B 5.00% 1/1/26
(AMT)	500,000	566,135
Series B 5.00% 1/1/27	1,190,000	1,349,960
Series B 5.00% 1/1/30	500,000	558,995
Series B 5.00% 1/1/31	250,000	279,183
St. Paul Port Authority
Revenue
(Amherst H Wilder
Foundation) Series 3
5.00% 12/1/36	380,000	410,632
		7,588,741
Water & Sewer Revenue Bonds – 1.61%
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,242,955
St. Paul Sewer Revenue
Series D 5.00% 12/1/21	1,325,000	1,464,787
		2,707,742
Total Municipal Bonds
(cost $229,758,923)		241,100,654
Total Value of
Securities – 142.93%
(cost $229,758,923)		241,100,654
Liquidation Value of
Preferred
Stock – (44.46%)		(75,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.53%		2,583,965
Net Assets – 100.00%		$168,684,619
____________________
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
IBC – Insured Bond Certificate
NATL-RE – Insured by National Public Finance Guarantee Corporation

6 NQ-OVJ [6/15] 8/15 (15007)

Notes
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 2
Municipal Bonds	$241,100,654

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-OVJ [6/15] 8/15 (15007) 7

Notes
June 30, 2015 (Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8 NQ-OVJ [6/15] 8/15 (15007)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: